Share-based Compensation - Restricted Stock Activity (Details) shares in Thousands	12 Months Ended
Mar. 31, 2020 $ / shares shares
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares) | shares	0
Number of awards granted (in shares) | shares	2,855
Number of awards vested (in shares) | shares	(784)
Number of awards forfeited (in shares) | shares	(87)
Number of awards, ending balance (in shares) | shares	1,984
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average grant date fair value, units outstanding (in dollars per share) | $ / shares	$ 0
Weighted average grant date fair value, granted (in dollars per share) | $ / shares	16.00
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	16.00
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	16.00
Weighted average grant date fair value, units outstanding (in dollars per share) | $ / shares	$ 16.00
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares) | shares	0
Number of awards granted (in shares) | shares	3,715
Number of awards vested (in shares) | shares	(503)
Number of awards forfeited (in shares) | shares	(89)
Number of awards, ending balance (in shares) | shares	3,123
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average grant date fair value, units outstanding (in dollars per share) | $ / shares	$ 0
Weighted average grant date fair value, granted (in dollars per share) | $ / shares	16.33
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	16.00
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	16.42
Weighted average grant date fair value, units outstanding (in dollars per share) | $ / shares	$ 16.39